Related party transactions (Tables)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022
Related Party Transactions [Abstract]
Schedule of research and development services
			Recognized as R&D expenses
Name	Description of R&D project	Contract sum	For the year ended March 31, 2023	For the year ended March 31, 2024
		$	$	$
Dunhua Acer Truncatum Seedling Planting Co. Ltd.	Seedling analysis	109,060	43,624	—
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	Nervonic acid analysis	155,800	38,950	—
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	Nervonic acid analysis	67,306	—	—
Ai Rui Tai Ke Fertilizer Co. Ltd.	Chemical elements, lignin, cellulose testing	94,337	18,867	—
Ai Rui Tai Ke Fertilizer Co. Ltd.	Chemical elements, lignin, cellulose testing	124,640	31,160	—
Zhong Yuan Bo Rui Bio-technology (Zhuhai Hengqin) Co. Ltd.	Metabolomics testing and analysis	272,650	81,795	—

Total		823,793	214,396	—

Name	Description of R&D project	Contract sum	% of Completion	Recognized as R&D expenses	Outstanding contract sum
		$		$	$
Dunhua Acer Truncatum Seedling Planting Co. Ltd.	Seedling analysis	109,060	70%	65,436	43,624
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	Nervonic acid analysis	155,800	75%	116,850	38,950
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	Nervonic acid analysis	67,306	100%	67,306	—
Ai Rui Tai Ke Fertilizer Co. Ltd.	Chemical elements, lignin, cellulose testing	94,337	80%	75,470	18,867
Ai Rui Tai Ke Fertilizer Co. Ltd.	Chemical elements, lignin, cellulose testing	124,640	75%	93,480	31,160
Zhong Yuan Bo Rui Bio-technology (Zhuhai Hengqin) Co. Ltd.	Metabolomics testing and analysis	272,650	70%	190,855	81,795

Total		823,793		609,397	214,396